Note 10 - Capital Stock (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	18,252,243	3,470,451	29,789,992
Common Stock, Shares, Outstanding (in Shares)	18,252,243	3,470,451	29,789,992
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs	$ 0	$ 2,468,474	$ 3,368,674
Odidi Holdco [Member]
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)		5,781,312	5,781,312
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	3.00%	17.00%	19.00%